Quarterly Holdings Report
for

Fidelity Advisor® Small Cap Fund

August 31, 2019

ASCF-QTLY-1019
1.805747.115

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.0%
Interactive Media & Services - 0.9%
CarGurus, Inc. Class A (a)	466,800	$15,227
Media - 1.6%
Gray Television, Inc. (a)	1,056,100	16,158
The New York Times Co. Class A	433,300	12,652
		28,810
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)(b)	745,000	9,588

TOTAL COMMUNICATION SERVICES		53,625

CONSUMER DISCRETIONARY - 14.2%
Diversified Consumer Services - 1.3%
Grand Canyon Education, Inc. (a)	185,200	23,261
Hotels, Restaurants & Leisure - 4.1%
Churchill Downs, Inc.	224,700	27,697
Hilton Grand Vacations, Inc. (a)	554,213	18,716
Planet Fitness, Inc. (a)	261,700	18,479
YETI Holdings, Inc. (b)	282,500	7,981
		72,873
Household Durables - 4.0%
Cavco Industries, Inc. (a)	100,400	18,420
Taylor Morrison Home Corp. (a)	819,800	19,560
TopBuild Corp. (a)	232,300	21,516
TRI Pointe Homes, Inc. (a)	786,300	11,008
		70,504
Leisure Products - 0.7%
Brunswick Corp.	182,700	8,514
Clarus Corp.	314,325	3,461
		11,975
Specialty Retail - 2.6%
Boot Barn Holdings, Inc. (a)(b)	371,800	12,734
Murphy U.S.A., Inc. (a)	199,000	17,791
The Children's Place Retail Stores, Inc. (b)	165,600	14,449
		44,974
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	182,700	16,713
Rattler Midstream LP	526,600	9,642
		26,355

TOTAL CONSUMER DISCRETIONARY		249,942

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	1,215,030	31,907
Food Products - 1.1%
Nomad Foods Ltd. (a)	989,100	19,930

TOTAL CONSUMER STAPLES		51,837

ENERGY - 1.8%
Energy Equipment & Services - 1.1%
Hess Midstream Partners LP	989,048	18,782
Oil, Gas & Consumable Fuels - 0.7%
Alliance Resource Partners LP	455,600	7,048
Noble Midstream Partners LP	212,533	5,171
		12,219

TOTAL ENERGY		31,001

FINANCIALS - 17.1%
Banks - 6.9%
Cadence Bancorp Class A	468,800	7,205
ConnectOne Bancorp, Inc.	962,700	19,716
First Citizens Bancshares, Inc.	55,300	24,586
First Interstate Bancsystem, Inc.	422,100	16,462
Independent Bank Corp., Massachusetts	296,600	20,053
Old National Bancorp, Indiana	751,900	12,632
ServisFirst Bancshares, Inc.	448,500	13,634
Trico Bancshares	186,600	6,598
		120,886
Capital Markets - 3.2%
Blucora, Inc. (a)	445,200	10,053
LPL Financial	331,400	24,838
Morningstar, Inc.	135,400	21,878
		56,769
Consumer Finance - 1.4%
First Cash Financial Services, Inc.	248,100	24,495
Insurance - 2.6%
Enstar Group Ltd. (a)	72,400	12,932
Hastings Group Holdings PLC (c)	4,450,964	9,911
Primerica, Inc.	186,200	22,189
		45,032
Thrifts & Mortgage Finance - 3.0%
Essent Group Ltd.	674,623	32,719
WSFS Financial Corp.	477,100	19,666
		52,385

TOTAL FINANCIALS		299,567

HEALTH CARE - 14.6%
Biotechnology - 2.4%
Allakos, Inc. (a)(b)	107,000	9,465
Atara Biotherapeutics, Inc. (a)	154,300	2,083
Audentes Therapeutics, Inc. (a)	95,900	2,982
FibroGen, Inc. (a)	155,500	6,945
Heron Therapeutics, Inc. (a)	216,500	4,010
Kezar Life Sciences, Inc. (a)	164,200	555
Kura Oncology, Inc. (a)	171,800	2,608
Mirati Therapeutics, Inc. (a)	67,600	5,541
Principia Biopharma, Inc.	97,500	3,871
TransMedics Group, Inc.	129,200	3,094
		41,154
Health Care Equipment & Supplies - 3.2%
Avanos Medical, Inc. (a)(b)	166,700	5,531
Integra LifeSciences Holdings Corp. (a)	367,700	22,069
LivaNova PLC (a)	100,100	7,771
Masimo Corp. (a)	90,200	13,823
Merit Medical Systems, Inc. (a)	208,800	7,262
		56,456
Health Care Providers & Services - 3.5%
Chemed Corp.	77,800	33,410
Encompass Health Corp.	272,500	16,565
G1 Therapeutics, Inc. (a)	57,500	2,087
LHC Group, Inc. (a)	78,877	9,347
		61,409
Health Care Technology - 0.9%
HMS Holdings Corp. (a)	428,700	15,660
Life Sciences Tools & Services - 3.4%
Charles River Laboratories International, Inc. (a)	156,600	20,546
Codexis, Inc. (a)	151,000	2,119
ICON PLC (a)	184,700	28,479
PRA Health Sciences, Inc. (a)	90,500	8,945
		60,089
Pharmaceuticals - 1.2%
Horizon Pharma PLC (a)	237,400	6,559
Supernus Pharmaceuticals, Inc. (a)	380,100	10,274
Zogenix, Inc. (a)	100,100	4,273
		21,106

TOTAL HEALTH CARE		255,874

INDUSTRIALS - 18.2%
Building Products - 2.8%
Armstrong World Industries, Inc.	220,500	21,051
Gibraltar Industries, Inc. (a)	258,400	10,406
GMS, Inc. (a)	567,400	16,716
		48,173
Commercial Services & Supplies - 1.6%
Coor Service Management Holding AB (c)	993,802	7,746
Tetra Tech, Inc.	250,600	20,329
		28,075
Construction & Engineering - 1.9%
EMCOR Group, Inc.	162,200	14,183
MasTec, Inc. (a)	298,800	18,786
		32,969
Electrical Equipment - 1.9%
Generac Holdings, Inc. (a)	434,300	33,870
Industrial Conglomerates - 1.3%
ITT, Inc.	399,400	22,734
Machinery - 5.2%
Cactus, Inc. (a)	409,800	10,438
Douglas Dynamics, Inc.	287,000	11,985
Gardner Denver Holdings, Inc. (a)	261,700	7,506
Luxfer Holdings PLC sponsored	1,177,300	18,495
Oshkosh Corp.	332,300	23,351
Rexnord Corp. (a)	745,000	19,504
		91,279
Professional Services - 3.5%
Asgn, Inc. (a)	277,700	17,348
FTI Consulting, Inc. (a)	162,800	17,605
ICF International, Inc.	316,879	26,827
		61,780

TOTAL INDUSTRIALS		318,880

INFORMATION TECHNOLOGY - 16.2%
Electronic Equipment & Components - 4.1%
CDW Corp.	207,500	23,966
ePlus, Inc. (a)	196,989	16,098
Napco Security Technolgies, Inc. (a)(b)	204,600	7,055
SYNNEX Corp.	295,641	24,778
		71,897
IT Services - 4.6%
Booz Allen Hamilton Holding Corp. Class A	357,000	26,957
Euronet Worldwide, Inc. (a)	146,400	22,420
Genpact Ltd.	389,100	15,938
Hackett Group, Inc.	331,940	5,354
Verra Mobility Corp. (a)	672,700	9,364
		80,033
Semiconductors & Semiconductor Equipment - 1.7%
Entegris, Inc.	438,700	18,790
Nanometrics, Inc. (a)	426,200	11,631
		30,421
Software - 5.8%
j2 Global, Inc.	285,600	24,162
Nuance Communications, Inc. (a)	762,000	12,809
Pegasystems, Inc.	192,800	13,525
Proofpoint, Inc. (a)	165,100	18,757
PROS Holdings, Inc. (a)	200,100	14,211
RealPage, Inc. (a)	114,500	7,290
Zensar Technologies Ltd.	3,486,930	10,734
		101,488

TOTAL INFORMATION TECHNOLOGY		283,839

MATERIALS - 4.1%
Chemicals - 1.7%
Ashland Global Holdings, Inc.	199,700	14,626
Element Solutions, Inc. (a)	1,552,300	14,483
		29,109
Construction Materials - 0.6%
Eagle Materials, Inc.	132,700	11,172
Containers & Packaging - 1.4%
Aptargroup, Inc.	203,700	24,896
Paper & Forest Products - 0.4%
Neenah, Inc.	97,100	6,193

TOTAL MATERIALS		71,370

REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Americold Realty Trust	608,000	22,143
CoreSite Realty Corp.	100,600	11,688
EPR Properties	252,100	19,727
		53,558
Real Estate Management & Development - 1.8%
CBRE Group, Inc. (a)	166,000	8,677
Cushman & Wakefield PLC	1,367,000	23,020
		31,697

TOTAL REAL ESTATE		85,255

UTILITIES - 1.6%
Gas Utilities - 1.0%
Star Gas Partners LP	1,876,600	17,265
Multi-Utilities - 0.6%
Telecom Plus PLC	785,486	11,087

TOTAL UTILITIES		28,352

TOTAL COMMON STOCKS
(Cost $1,510,508)		1,729,542

Money Market Funds - 3.3%
Fidelity Cash Central Fund 2.13% (d)	7,688,077	7,690
Fidelity Securities Lending Cash Central Fund 2.13% (d)(e)	49,728,535	49,734
TOTAL MONEY MARKET FUNDS
(Cost $57,424)		57,424

Equity Funds - 1.2%
Small Blend Funds - 1.2%
iShares Russell 2000 Index ETF (b)
(Cost $23,046)	149,700	22,281
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $1,590,978)		1,809,247
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(53,068)
NET ASSETS - 100%		$1,756,179

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,657,000 or 1.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$385
Fidelity Securities Lending Cash Central Fund	384
Total	$769

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.